Long-Term Investments - Schedule of Equity Method Investments and Debt Investments (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Equity investments – equity method	¥ 2,714		¥ 0
Available-for-sale debt securities	106,804		114,432
Long-Term Investments	¥ 109,518	$ 15,288	¥ 114,432